Exit or Disposal Activities - Summary of Activity and Remaining Liabilities Associated with Qualified Exit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	$ 3,848	$ 7,077	$ 8,516
Acquired Balances	4,456
Provisions in Cost of goods sold or SG&A	50,503	3,038	9,761
Actual expenditures charged to accrual	(45,422)	(6,267)	(11,200)
Balance	13,385	3,848	7,077
Consumer Brands Group
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		1,020
Performance Coatings Group
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	143	505	8,329
The Americas Group
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	47,308		168
Severance and related costs | Consumer Brands Group | Facilities shutdown in 2016
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	907
Provisions in Cost of goods sold or SG&A		1,020
Actual expenditures charged to accrual		(113)
Balance		907
Severance and related costs | Consumer Brands Group | Stores shutdown in 2016
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	907
Provisions in Cost of goods sold or SG&A	2,910
Actual expenditures charged to accrual	(3,796)
Balance	21	907
Severance and related costs | Consumer Brands Group | Facilities shutdown in 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	399	445	2,732
Provisions in Cost of goods sold or SG&A			466
Actual expenditures charged to accrual		(46)	(2,753)
Balance		399	445
Severance and related costs | Performance Coatings Group | Stores shutdown in 2017
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	14
Actual expenditures charged to accrual
Balance	14
Severance and related costs | Performance Coatings Group | Stores shutdown in 2016
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	136
Provisions in Cost of goods sold or SG&A		136
Actual expenditures charged to accrual	(136)
Balance		136
Severance and related costs | Performance Coatings Group | Stores shutdown in 2015
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		1,096
Provisions in Cost of goods sold or SG&A			1,341
Actual expenditures charged to accrual		(1,096)	(245)
Balance			1,096
Severance and related costs | Performance Coatings Group | Exit of business in 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		430	104
Provisions in Cost of goods sold or SG&A			326
Actual expenditures charged to accrual		(430)
Balance			430
Severance and related costs | Performance Coatings Group | Stores shutdown in 2013
Summary of activity and remaining liabilities associated with qualified exit costs
Balance			28
Actual expenditures charged to accrual			(28)
Severance and related costs | The Americas Group | Facility shutdown in 2013
Summary of activity and remaining liabilities associated with qualified exit costs
Balance			654
Actual expenditures charged to accrual			(654)
Other qualified exit costs | Severance and other qualified exit costs for facilities shutdown prior to 2015
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	1,908
Provisions in Cost of goods sold or SG&A
Actual expenditures charged to accrual	(362)
Balance	1,546	1,908
Other qualified exit costs | Severance and other qualified exit costs for facilities shutdown prior to 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	1,210	1,755
Provisions in Cost of goods sold or SG&A		103
Actual expenditures charged to accrual		(648)
Balance		1,210	1,755
Other qualified exit costs | Severance and other qualified exit costs for facilities shutdown prior to 2013
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		961	1,514
Actual expenditures charged to accrual			(553)
Balance			961
Other qualified exit costs | Consumer Brands Group | Facilities shutdown in 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	13	52	781
Provisions in Cost of goods sold or SG&A			6
Actual expenditures charged to accrual		(39)	(735)
Balance		13	52
Other qualified exit costs | Performance Coatings Group | Stores shutdown in 2017
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	129
Actual expenditures charged to accrual	(8)
Balance	121
Other qualified exit costs | Performance Coatings Group | Stores shutdown in 2016
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	269
Provisions in Cost of goods sold or SG&A	97	369
Actual expenditures charged to accrual	(255)	(100)
Balance	111	269
Other qualified exit costs | Performance Coatings Group | Stores shutdown in 2015
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	433	2,750
Provisions in Cost of goods sold or SG&A	25	499	6,988
Actual expenditures charged to accrual	(446)	(2,816)	(4,238)
Balance	12	433	2,750
Other qualified exit costs | Performance Coatings Group | Exit of business in 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	183	353	1,080
Provisions in Cost of goods sold or SG&A		430	324
Actual expenditures charged to accrual		(600)	(1,051)
Balance		183	353
Other qualified exit costs | Performance Coatings Group | Stores shutdown in 2013
Summary of activity and remaining liabilities associated with qualified exit costs
Balance			138
Actual expenditures charged to accrual			(138)
Other qualified exit costs | The Americas Group | Stores shutdown in 2015
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	195	12
Provisions in Cost of goods sold or SG&A	20	481	168
Actual expenditures charged to accrual	(215)	(298)	(156)
Balance		195	12
Other qualified exit costs | The Americas Group | Stores shutdown in 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Balance	103	184	280
Provisions in Cost of goods sold or SG&A			142
Actual expenditures charged to accrual		(81)	(238)
Balance		103	184
Other qualified exit costs | The Americas Group | Facility shutdown in 2013
Summary of activity and remaining liabilities associated with qualified exit costs
Balance		$ 794	1,205
Actual expenditures charged to accrual			(411)
Balance			$ 794
Administrative | Severance and related costs | Acquisition-related restructuring in 2017
Summary of activity and remaining liabilities associated with qualified exit costs
Acquired Balances	3,303
Provisions in Cost of goods sold or SG&A	38,739
Actual expenditures charged to accrual	(36,023)
Balance	6,019
Administrative | Other qualified exit costs | Acquisition-related restructuring in 2017
Summary of activity and remaining liabilities associated with qualified exit costs
Acquired Balances	1,153
Provisions in Cost of goods sold or SG&A	8,569
Actual expenditures charged to accrual	(4,181)
Balance	$ 5,541